CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 7,160,782	$ 1,592,467
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	175,714,103	175,714,103
Ordinary shares, shares outstanding	173,427,853	172,877,433
Treasury Stock, shares	2,286,250	2,836,670